Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Taxes
Schedule of current tax assets and tax liabilities and movements of deferred income tax

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Current tax assets
Income tax (1)	2,351,296	1,823,027
Credit tax balance (2)	2,135,113	1,311,693
Other taxes (3)	1,078,562	841,575
	5,564,971	3,976,295
Non-current tax assets
Deferred tax (4)	8,162,781	7,673,912
Income tax (5)	410,819	397,821
	8,573,600	8,071,733

Current tax liabilities
Income tax payable (6)	246,794	811,197
Industry and commerce tax	123,536	161,813
National tax and surcharge on gasoline	142,535	137,710
Carbon tax	45,233	64,091
Value added tax	53,411	5,607
Other taxes	89,276	63,465
	700,785	1,243,883

Non-current tax liabilities
Deferred tax (7)	1,784,493	1,639,206
Income tax (8)	252,598	226,848
	2,037,091	1,866,054

(1)	Given the payment for self-withholdings during the year, credit for foreign tax paid, credit for 50% of the industry and commerce paid has generated a favorable balance for the term.
(2)	Corresponds mainly to the Ecopetrol´s value added tax (VAT) and credit industry and commerce tax balance.
(3)	Includes the VAT credit derived from the acquisition of real productive fixed assets, following Article 95 of Law 2010 of 2019 and municipal advance payments and municipal self-withholdings.
(4)	The increase presented in the deferred tax asset during 2021, was generated mainly by the effect of foreign exchange in loans. The financial projections of the Group estimate that in the future enough fiscal profits will be generated to allow their recoverability within the terms established in the current fiscal regulations.
(5)	Corresponds to the effective VAT credit paid on the acquisition of real productive fixed assets, which, given the limitations established by law, will be used in future income tax returns.
(6)	Corresponds mainly to the Ocensa and Cenit value income tax advances for the fiscal year 2021.
(7)	The increase is mainly due to the variation in the exchange rate.
(8)	The advance payment mechanism of “works for taxes” is regulated by article 800 of the tax statute, which established it as a form of payment in respect to the income tax payable for the years 2017, 2018 and 2019. In compliance therewith, in May 2018, 2019 and 2020, the Group recognized an asset and a liability for the value of the projects designated for each fiscal year.

According to IAS 34, for deferred income tax calculation purposes, the Company used the best estimate of the weighted average annual income tax rate expected for the full financial year.

Schedule of income tax expense

	Six-month period ended
	June 30,
	2021	2020
	(Unaudited)
Current income tax	2,746,903	1,741,312
Deferred income tax	913,455	(801,302)
Adjustments to prior years’ current and deferred tax	(18,999)	(31,059)
Income tax expense	3,641,359	908,951

Schedule of deferred income tax

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Deferred tax assets	8,162,781	7,673,912
Deferred tax liabilities	(1,784,493)	(1,639,206)
Net deferred income tax	6,378,288	6,034,706

Schedule of deferred income tax assets and liabilities

	As of June 30,	As of December 31,
	2021	2020
Deferred tax assets (liabilities)	(Unaudited)
Loss carry forwards (1)	3,541,693	4,478,606
Provisions (2)	3,217,136	3,187,850
Employee benefits (3)	2,038,462	1,874,242
Accounts payable	25,084	(10,626)
Loans and borrowings (4)	1,983,432	846,019
Accounts receivable	126,954	183,843
Excess presumptive income	—	61,722
Other	(17,844)	47,269
Goodwill (5)	(366,346)	(366,346)
Property plant and equipment and Natural and environmental resources (6)	(4,170,283)	(4,267,873)
	6,378,288	6,034,706

(1)	The reduction compared to December 2020 mainly corresponds to the fact that the deferred tax associated with tax losses and excess presumptive income for Ecopetrol was offset based on the results and projections for the year. The deferred tax asset for tax losses corresponds to COP$3,541,693, made up of: Ecopetrol USA Inc. for COP$1,793,913, Refinería de Cartagena for COP$1,734,569, and Invercolsa COP$13,211.
(2)	Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.
(3)	Actuarial calculations for health, pensions, education, pension bonuses and other long-term benefits to employees.
(4)	The increase is mainly due to the variation in the exchange rate.
(5)	According to Colombian tax law, goodwill acquired before 2017 is subject to amortization, while under IFRS it is not amortized but such goodwill is subject to impairment tests, and any difference results in a deferred tax liability.
(6)	For tax purposes natural and environmental resources and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under international accounting standards. Under NCIF (Accounting and Financial Information Standards accepted in Colombia), the useful life is determined by a technical analysis. This difference translates into a different depreciation base for accounting and tax purposes. Within this item the amount of tax is also included for capital gains of 10% on land, as well as the application of the income tax rate of 31% and 30% for the other assets.

Schedule of movements of deferred income tax

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	6,034,706	5,480,516
Deferred tax recognized in profit or loss	(929,331)	928,517
Increase due to business combinations	—	(383,346)
Deferred tax recognized in other comprehensive income (a)	1,084,030	89,526
Foreign currency translation	188,883	(80,507)
Closing balance	6,378,288	6,034,706

(a)	The following is the composition of the income tax recorded against other comprehensive income:

Schedule of income tax recorded in other comprehensive income

June 30, 2021 (unaudited)	Base	Deferred tax	Total
Actuarial valuation gains (losses)	511,273	(153,382)	357,891
Cash flow hedging for future crude oil exports	315,515	(95,480)	220,035
Hedge of a net investment in a foreign operation	2,639,256	(791,777)	1,847,479
Hedge with derivative instruments	143,496	(43,391)	100,105
	3,609,540	(1,084,030)	2,525,510

December 31, 2020	Base	Deferred tax	Total
Actuarial valuation gains (losses)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports	(1,186)	1,908	722
Hedge of a net investment in a foreign operation	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772